RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 32: RELATED PARTY TRANSACTIONS

The Group has entered into transactions with the members of the Board of Directors of the Bank, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons. The aggregate amount of loans, deposits and letters of guarantee to such related parties totaled EUR 256.3 million, EUR 22.2 million and EUR 13.6 million respectively as at December 31, 2010 (2009: EUR 14.7 million, EUR 64.5 million and EUR 10.6 million respectively). The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 13). The aggregate amount of receivables from affiliates totaled EUR 8.3 million, the amount of payables to affiliates totaled EUR 336.0 million and the amount of letters of guarantee to affiliates totaled EUR 13.4 million as at December 31, 2010 (2009: EUR 6.9 million, EUR 288.8 million and EUR 1.4 million respectively). The aggregate amount of income from affiliates totaled EUR 3.0 million and the amount of expense to affiliates totaled EUR 10.2 million (2009: EUR 1.6 million and EUR 8.0 million respectively).

The total receivables of the Group from the employee benefits related funds as at December 31, 2010, amounted to EUR 298.1 million (2009: EUR 197.8 million). The total payables of the Group to the employee benefits related funds as at December 31, 2010, amounted to EUR 87.6 million (2009: EUR 48.0 million).